CONSOLDIATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)		1,000,000,000	1,000,000,000
Ordinary shares, issued (in shares)		139,083,369	138,982,872
Ordinary shares, outstanding (in shares)		139,083,369	138,982,872
Accounts receivable, net	[1]	$ 985,172	$ 766,503
Prepaid expenses and other current assets	[2]	58,311	181,831
Accounts payable	[3]	459,651	328,122
Accrued expenses and other current liabilities	[4]	620,333	552,023
Related Party
Accounts receivable, net		3,594	1,033
Prepaid expenses and other current assets		0	20,069
Accounts payable		101,538	231,805
Accrued expenses and other current liabilities		$ 0	$ 8,399

[1]	Including amounts from a related party of $3,594 and $1,033 as of December 31, 2023 and 2022, respectively.
[2]	Including amounts from a related party of $0 and $20,069 as of December 31, 2023 and 2022, respectively.
[3]	Including amounts to a related party of $101,538 and $231,805 as of December 31, 2023 and 2022, respectively.
[4]	Including amounts to a related party of $0 and $8,399 as of December 31, 2023 and 2022, respectively.